FINANCIAL INSTRUMENTS, Classification of Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets [Abstract]
Financial assets	€ 66.4	€ 42.3	€ 26.6
Financial liabilities [Abstract]
Financial liabilities	212.5	295.2	394.4
Fair Value Measurements, Transfer between Levels [Abstract]
Transfer between level 1 to level 2, assets	0.0	0.0	0.0
Transfer between level 1 to level 2, liabilities	0.0	0.0	0.0
Transfer between level 2 to level 1, assets	0.0	0.0	0.0
Transfer between level 2 to level 1, liabilities	0.0	0.0	0.0
Transfers into Level 3, assets	0.0	0.0	0.0
Transfers into Level 3, liabilities	0.0	0.0	0.0
Transfers out of Level 3, assets	0.0	0.0	0.0
Transfers out of Level 3, liabilities	0.0	0.0	0.0
Redeemable Financial Liability [Member]
Financial liabilities [Abstract]
Financial liabilities	201.0	239.3	356.8
Foreign Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets	32.1	16.5	10.8
Financial liabilities [Abstract]
Financial liabilities	11.5	55.9	37.6
Traded Securities [Member]
Financial assets [Abstract]
Financial assets	34.3	25.8	15.8
Level 1 [Member]
Financial assets [Abstract]
Financial assets	34.3	25.8	15.8
Financial liabilities [Abstract]
Financial liabilities	0.0	0.0	0.0
Level 1 [Member] | Redeemable Financial Liability [Member]
Financial liabilities [Abstract]
Financial liabilities	0.0	0.0	0.0
Level 1 [Member] | Foreign Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets	0.0	0.0	0.0
Financial liabilities [Abstract]
Financial liabilities	0.0	0.0	0.0
Level 1 [Member] | Traded Securities [Member]
Financial assets [Abstract]
Financial assets	34.3	25.8	15.8
Level 2 [Member]
Financial assets [Abstract]
Financial assets	32.1	16.5	10.8
Financial liabilities [Abstract]
Financial liabilities	11.5	55.9	37.6
Level 2 [Member] | Redeemable Financial Liability [Member]
Financial liabilities [Abstract]
Financial liabilities	0.0	0.0	0.0
Level 2 [Member] | Foreign Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets	32.1	16.5	10.8
Financial liabilities [Abstract]
Financial liabilities	11.5	55.9	37.6
Level 2 [Member] | Traded Securities [Member]
Financial assets [Abstract]
Financial assets	0.0	0.0	0.0
Level 3 [Member]
Financial assets [Abstract]
Financial assets	0.0	0.0	0.0
Financial liabilities [Abstract]
Financial liabilities	201.0	239.3	356.8
Level 3 [Member] | Redeemable Financial Liability [Member]
Financial liabilities [Abstract]
Financial liabilities	201.0	239.3	356.8	€ 260.1
Level 3 [Member] | Foreign Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets	0.0	0.0	0.0
Financial liabilities [Abstract]
Financial liabilities	0.0	0.0	0.0
Level 3 [Member] | Traded Securities [Member]
Financial assets [Abstract]
Financial assets	€ 0.0	€ 0.0	€ 0.0